NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2018
Summary of Changes in Noncontrolling Interest

The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2016, 2017 and 2018.

	Zhengbao Yucai	NetinNet	Jiangsu Asset	Beijing Ruida	Total
	US$	US$	US$	US$	US$
Balance as of September 30, 2016	4,981	6,255	—	—	11,236
Capital contribution from noncontrolling interest shareholders	11,074	—	—	—	11,074
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	362	24	—	—	386
Gain attributed to noncontrolling interest shareholders	494	839	—	—	1,333

Balance as of September 30, 2017	16,911	7,118	—	—	24,029

Capital contribution from noncontrolling interest shareholders	60	—	—	—	60
Noncontrolling interest shareholders resulting from new acquisitions	—	—	1,262	41,336	42,598
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(447)	(229)	(43)	(1,154)	(1,873)
(Loss) gain attributed to noncontrolling interest shareholders	(1,205)	1,830	(160)	212	677

Balance as of September 30, 2018	15,319	8,719	1,059	40,394	65,491

Schedule Discloses Effect of Changes in Ownership Interest

The schedule below discloses the effect of changes in the Company’s ownership interest on the Company’s equity:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Net income attributable to China Distance Education Holdings Limited	26,290	14,935	11,626
Transfers from noncontrolling interest:
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Zhengbao Yucai’s noncontrolling interest	—	1,090	—
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Jiangsu Asset’s noncontrolling interest	—	—	29
Changes from net income attributable to China Distance Education Holdings Limited’s shareholders and transfer from noncontrolling interests	26,290	16,025	11,655